MAR-Q3

Quarterly Report
December 31, 2025
MFS®  Arkansas
Municipal Bond Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.4%
Airport Revenue – 0.6%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	$840,000	$843,496
General Obligations - General Purpose – 2.1%
Arkansas Higher Education, General Obligation, 4%, 6/01/2029	$1,000,000	$1,001,374
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	375,000	350,747
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	550,000	570,218
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	63,265	69,503
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	59,992	59,974
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	111,025	109,103
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	46,282	44,866
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	62,925	58,180
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	216,442	188,835
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	77,204	55,868
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	128,403
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	121,321
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	115,000	120,518
		$2,878,910
General Obligations - Schools – 8.6%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	$1,000,000	$947,215
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	668,756
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	282,129
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	606,990
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	1,000,000	928,480
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	999,522
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2041	1,100,000	1,100,611
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2042	1,000,000	979,378
Jefferson County, AR, Pine Bluff School District No. 3 Construction, “B”, 4.25%, 2/01/2053	1,000,000	955,182
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	755,000	576,285
North Little Rock, AR, School District No. 1, 2%, 2/01/2027	2,000,000	1,969,857
North Little Rock, AR, School District No. 1, 2%, 2/01/2038	865,000	686,258
Union County, AR, El Dorado School District No. 15 Refunding & Construction, “A”, 5%, 2/01/2044	1,250,000	1,281,891
		$11,982,554
Healthcare Revenue - Hospitals – 12.2%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$1,000,000	$1,006,321
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,001,582
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	776,201
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	2,000,000	2,009,022
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	654,893
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	873,343
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	1,921,169
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	887,281
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,645,586
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	502,013
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	30,000	25,928
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	954,862
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	20,000	18,709
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	810,000	734,481
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2045	300,000	300,811
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 4.25%, 3/01/2048	1,000,000	958,939
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	2,840,614
		$17,111,755

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.5%
Arkansas Development Finance Authority, Resource Recovery Rev. (Weyerhaeuser Co. Project) , 3.875%, 10/15/2065 (Put Date 10/15/2032)	$750,000	$750,669
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$170,000	$125,552
Miscellaneous Revenue - Other – 5.3%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,609,604
Bryant, AR, Capital Improvement Rev., 4.2%, 2/01/2050	1,000,000	949,335
Fayetteville, AR, Hotel, Motel & Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,003,456
Jonesboro, AR, Capital Improvement Rev., AGM, 5.2%, 8/01/2055	500,000	516,044
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	375,000	374,402
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	560,000	552,316
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055 (w)	400,000	393,054
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	60,000	60,535
		$7,458,746
Multi-Family Housing Revenue – 0.3%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$420,363	$427,926
Sales & Excise Tax Revenue – 19.8%
Alma, AR, Sales & Use Tax, AGM, 4.125%, 3/01/2039	$905,000	$924,853
Batesville, AK, Sales & Use Tax Rev., “B”, BAM, 4%, 2/01/2047	2,250,000	2,153,411
Batesville, AK, Sales & Use Tax Rev., “B”, BAM, 4%, 2/01/2049	750,000	726,966
Bentonville, AR, Sales & Use Tax, 4.125%, 11/01/2038	1,000,000	1,023,793
Bentonville, AR, Sales & Use Tax, 4.125%, 11/01/2040	750,000	765,215
Centerton, AR, Sales and Use Tax Improvement, AGM, 4%, 11/01/2044	1,500,000	1,457,487
Centerton, AR, Sales and Use Tax Improvement, AGM, 4.125%, 11/01/2049	1,000,000	970,427
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,150,809
Dardanelle, AR, Water & Sewer, Sales & Use Tax Refunding & Improvement Rev., BAM, 5.125%, 10/01/2055	1,000,000	1,019,527
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2032	350,000	345,262
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2033	370,000	360,260
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2034	380,000	370,744
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2036	400,000	382,749
Fort Smith, AR, Sales & Use Tax, AGM, 5.25%, 11/01/2055	1,000,000	1,051,314
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	110,000	106,057
Hope, AR, Sales & Use Tax, BAM, 4.5%, 6/01/2046	300,000	299,983
Madison County, AR, Sales & Use Tax, 4.375%, 12/01/2043	1,000,000	1,013,476
Madison County, AR, Sales & Use Tax, 4.625%, 12/01/2048	500,000	514,584
Magnolia, AR, Sales & Use Tax Improvement, “B”, BAM, 4.375%, 4/01/2050	650,000	635,289
Marion, AR, Sales & Use Tax Improvement, “B”, AGM, 5%, 11/01/2050	1,000,000	1,018,867
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,098,515
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	408,050
Osceola, AR, Sales & Use Tax Rev. Improvement, BAM, 4%, 6/01/2044	1,300,000	1,257,723
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,170,091
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	1,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	36,000	36,013
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	122,000	114,993
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	2,403,000	2,313,501
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	235,000	229,920
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	120,000	117,406
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	62,000	57,885
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	12,000	10,658
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	593,000	487,190
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	568,000	430,114
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	270,000	90,185
Searcy, AR, Sales & Use Tax, 4%, 11/01/2041	1,000,000	985,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Searcy, AR, Sales & Use Tax, 4.125%, 11/01/2044	$460,000	$445,375
Springdale, AR, Sales & Use Tax Refunding & Improvement, Taxable, “B”, BAM, 4.125%, 8/01/2050	2,000,000	1,893,839
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	180,000	144,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	200,000	180,000
		$27,763,922
Secondary Schools – 0.7%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$721,827
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2039 (n)	250,000	248,447
		$970,274
Single Family Housing - State – 7.9%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$720,000	$783,417
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.6%, 7/01/2045	1,310,000	1,306,437
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.6%, 7/01/2049	795,000	781,927
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.65%, 1/01/2054	975,000	967,817
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 5%, 7/01/2054	940,000	985,761
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “B”, GNMA, 5%, 7/01/2050	1,000,000	1,009,947
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “B”, GNMA, 5.5%, 1/01/2056	1,500,000	1,629,327
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “C”, 4.45%, 7/01/2045	1,000,000	989,546
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “C”, GNMA, 5%, 1/01/2055	1,455,000	1,540,140
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	825,000	829,435
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	275,000	275,736
		$11,099,490
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,880
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	185,000	146,415
		$151,295
Tax - Other – 3.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$95,000	$95,046
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	260,000	272,864
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,005,160
Searcy, AR, Hotel & Restaurant Gross Receipts Tax, BAM, 4.25%, 4/01/2045	500,000	492,786
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	890,000	653,054
		$4,518,910
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$14,970
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	12,000	12,222
		$27,192

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 2.6%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,353,857
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	461,247
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	185,000	159,723
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	475,000	384,495
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	325,000	297,034
		$3,656,356
Toll Roads – 1.4%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$1,000,000	$887,151
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	500,000	411,462
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	590,000	607,509
		$1,906,122
Universities - Colleges – 12.0%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,502,956
Arkansas Technology University, Student Fee Rev., “A”, BAM, 5%, 12/01/2042	500,000	514,484
Arkansas Technology University, Student Fee Rev., “A”, BAM, 4.5%, 12/01/2047	500,000	497,331
Board of Trustees of the University of Arkansas, Student Fee Rev. (Community College at Morrilton), 5%, 5/01/2051	1,000,000	1,040,529
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,543,610
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2047	2,000,000	2,077,987
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Campus), “A”, 5%, 12/01/2045	1,705,000	1,771,664
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2047	2,000,000	2,075,494
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2052	500,000	515,673
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 5%, 12/01/2047	1,000,000	1,037,270
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 4%, 12/01/2052	1,000,000	927,317
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College), “M”, 3%, 7/01/2047	1,120,000	838,050
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	512,680
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	59,337
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	61,870
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	340,382
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	488,058
		$16,804,692
Utilities - Municipal Owned – 0.7%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	$100,000	$66,750
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	100,000	66,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	96,787
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	140,175
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	15,212
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	73,425
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	625,000	557,424
		$1,016,523
Utilities - Other – 4.0%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$815,000	$865,971
Osceola, AR, Utility & Improvement Refunding Rev., “A”, BAM, 4.25%, 8/01/2053	1,500,000	1,443,551
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	755,000	795,527
Southeast Alabama Energy Authority, “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	1,005,000	1,097,932
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	725,000	745,370
West Memphis, AR, Public Utility System Rev., BAM, 4.25%, 12/01/2049	700,000	665,147
		$5,613,498

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 17.3%
Arkansas Community Water System, Public Water Authority Rev., AGM, 5%, 10/01/2038	$205,000	$223,116
Arkansas Community Water System, Public Water Authority Rev., AGM, 5%, 10/01/2039	100,000	108,119
Arkansas Community Water System, Public Water Authority Rev., AGM, 5%, 10/01/2040	175,000	187,840
Arkansas Development Finance Authority Rev. (Revolving Loan Fund), 5%, 6/01/2050	1,310,000	1,381,543
Arkansas Development Finance Authority, Revolving Loan Rev., 5%, 6/01/2045 (w)	1,000,000	1,070,705
Arkansas Development Finance Authority, Revolving Loan Rev., 5%, 6/01/2046 (w)	1,000,000	1,066,124
Benton & Washington Counties, AR, Beaver Water District Rev., 4.875%, 4/15/2050	1,000,000	1,033,224
Benton & Washington Counties, AR, Beaver Water District Rev., 5%, 4/15/2055	1,000,000	1,039,699
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4.125%, 10/01/2049	750,000	699,833
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4%, 10/01/2052	500,000	447,381
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4.25%, 10/01/2054	750,000	711,875
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4%, 5/01/2044	645,000	612,835
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4.25%, 5/01/2049	1,620,000	1,513,020
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4.375%, 5/01/2054	1,885,000	1,775,691
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	527,765
Greenbrier, AR, Water & Sewer Refunding and Improvement Rev., BAM, 4.25%, 12/01/2049	500,000	457,284
Greenbrier, AR, Water & Sewer Refunding and Improvement Rev., BAM, 4.25%, 12/01/2054	345,000	316,545
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	500,233
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	201,172
Hot Springs, AR, Waterworks & Construction Refunding Rev., BAM, 4.25%, 10/01/2047	1,500,000	1,447,327
Hot Springs, AR, Waterworks & Construction Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	696,380
Hot Springs, AR, Waterworks & Construction Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	668,933
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,709,993
Malvern, AR, Water& Sewer Refunding & Construction Rev., BAM, 3.7%, 8/01/2043	750,000	690,205
Springdale, AR, Water & Sewer Rev., 4.125%, 9/01/2045	1,000,000	991,642
Springdale, AR, Water & Sewer Rev., 4.125%, 9/01/2046	1,000,000	979,585
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2040	550,000	559,912
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2043	685,000	681,518
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4.125%, 9/01/2049	2,000,000	1,888,243
		$24,187,742
Total Municipal Bonds		$139,295,624
Bonds – 0.0%
Transportation - Services – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$274,832	$94,487
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$231,080	$147,891
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 3.82% (v)	1,787,816	$1,788,174

Other Assets, Less Liabilities – (0.8)%		(1,149,637)
Net Assets – 100.0%		$140,176,539

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,788,174 and
$139,538,002, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,166,888, representing 0.8% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$139,443,515	$—	$139,443,515
U.S. Corporate Bonds	—	94,487	—	94,487
Investment Companies	1,788,174	—	—	1,788,174
Total	$1,788,174	$139,538,002	$—	$141,326,176
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,518,065	$26,897,871	$28,627,791	$(152)	$181	$1,788,174

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$74,195	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2025, are as follows:
Arkansas	82.4%
Puerto Rico	3.7%
Alabama	1.9%
New York	1.3%
Texas	1.3%
Illinois	1.2%
Massachusetts	1.2%
Maryland	1.0%
California	0.8%
Washington DC	0.8%
Wisconsin	0.7%
Connecticut	0.6%
Guam	0.6%
Tennessee	0.5%
Ohio	0.4%
Pennsylvania	0.4%
Virginia	0.4%
New Hampshire	0.3%
U.S. Virgin Islands	0.3%
Iowa	0.1%
Colorado (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.